Angel Oak Mortgage Trust 2021-4 ABS-15G

Exhibit 99.17

Client Name:	Angel Oak
Client Project Name:	AOMT 2021-4
Start - End Dates:	11/12/2018 - 12/27/2019
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	3

4 - Total Active Conditions
4 - Non-Material Conditions
4 - Compliance Review Scope
1 - Category: State Rate Spread
3 - Category: TILA/RESPA Integrated Disclosure
5 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Legal Documents
4 - Property Valuations Review Scope
3 - Category: Appraisal
1 - Category: FEMA
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Assets

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